Investment properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Property plant and equipment	$ 36,558	$ 37,703	$ 63,996
Investment	1,702,757	2,117,756
Undeveloped Parcels Of Land [Member]
Statement [Line Items]
Property plant and equipment	678,944	933,977
Shopping Malls [Member]
Statement [Line Items]
Property plant and equipment	685,984	689,425
Other PPE [Member]
Statement [Line Items]
Property plant and equipment		1,710	$ 1,772
Investment	1,587	1,936
Offices and other rental poperties [Member]
Statement [Line Items]
Property plant and equipment	335,776	492,128
Property Under Development [Member]
Statement [Line Items]
Property plant and equipment	$ 466	$ 290